Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Contributed surplus [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2024	$ 213,528	$ 367	$ 28,009	$ (147)	$ (238,018)	$ 3,739
IfrsStatementLineItems [Line Items]
Comprehensive income (loss) for the period				(88)	(2,028)	(2,116)
Share-based compensation			72			72
Private placement proceeds (Note 14(a))	8,692					8,692
Issuance costs	(1,072)	267				(805)
Exercise of warrants	75	(10)				65
RSU and option cash surrender			(1,780)			(1,780)
Balance at Jun. 30, 2025	221,223	624	26,301	(235)	(240,046)	7,867
Balance at Dec. 31, 2024	213,528	367	28,009	(147)	(238,018)	3,739
IfrsStatementLineItems [Line Items]
Share-based compensation						273
Balance at Dec. 31, 2025	242,444	598	26,502	(256)	(244,730)	24,558
IfrsStatementLineItems [Line Items]
Comprehensive income (loss) for the period				51	(5,139)	(5,088)
Share-based compensation			435			435
RSU settlement	818		(818)
Repurchase of share-based awards			(1,605)			(1,605)
Value withheld for taxes on net settlement of RSUs			(659)			(659)
Balance at Jun. 30, 2026	$ 243,262	$ 598	$ 23,855	$ (205)	$ (249,869)	$ 17,641